LOANS - Aging and Amounts of Past Due Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	$ 32,203	$ 29,681
More Than 89 Days (Accruing) (based on payment due dates)	815	4,223
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	130,578	213,637
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	163,596	247,541
Loans Either Current or Less Than 30 Days Past Due	1,043,071	1,267,659
Total Portfolio loans	1,206,667	1,515,200
Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	28,572	25,275
More Than 89 Days (Accruing) (based on payment due dates)	745	4,037
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	118,608	195,695
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	147,925	225,007
Loans Either Current or Less Than 30 Days Past Due	919,163	1,096,781
Total Portfolio loans	1,067,088	1,321,788
Commercial [Member]
Aging and amounts of past due loans [Abstract]
Total Portfolio loans	756,970	893,644
Commercial [Member] | Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	17,580	16,770
More Than 89 Days (Accruing) (based on payment due dates)	660	3,778
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	80,449	121,250
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	98,689	141,798
Loans Either Current or Less Than 30 Days Past Due	658,281	751,846
Total Portfolio loans	756,970	893,644
Residential (including multi-family) [Member]
Aging and amounts of past due loans [Abstract]
Total Portfolio loans	253,693	325,730
Residential (including multi-family) [Member] | Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	6,750	4,814
More Than 89 Days (Accruing) (based on payment due dates)	85	259
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	29,719	45,357
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	36,554	50,430
Loans Either Current or Less Than 30 Days Past Due	217,139	275,300
Total Portfolio loans	253,693	325,730
Construction, Land Development and Other Land [Member]
Aging and amounts of past due loans [Abstract]
Total Portfolio loans	56,425	102,414
Construction, Land Development and Other Land [Member] | Loans Secured by Real Estate [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	4,242	3,691
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	8,440	29,088
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	12,682	32,779
Loans Either Current or Less Than 30 Days Past Due	43,743	69,635
Total Portfolio loans	56,425	102,414
Commercial and Other Business Purpose Loans [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	3,269	3,930
More Than 89 Days (Accruing) (based on payment due dates)	70	148
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	11,678	17,818
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	14,947	21,896
Loans Either Current or Less Than 30 Days Past Due	113,149	156,521
Total Portfolio loans	128,096	178,417
Consumer [Member]
Aging and amounts of past due loans [Abstract]
More Than 29 Days, and Less Than 90 Days ( based on payment due dates)	362	476
More Than 89 Days (Accruing) (based on payment due dates)	70	38
Loans on Nonaccrual Status (Generally, 90 Days or More) (based on payment due dates)	292	124
Total Amount of Loans More Than 29 Days Past Due or on Nonaccrual Status	724	638
Loans Either Current or Less Than 30 Days Past Due	8,600	11,578
Total Portfolio loans	9,324	12,216
Other [Member]
Aging and amounts of past due loans [Abstract]
Loans Either Current or Less Than 30 Days Past Due	2,159	2,779
Total Portfolio loans	$ 2,159	$ 2,779